INTANGIBLE ASSETS, NET	9 Months Ended
Sep. 30, 2017
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
18. INTANGIBLE ASSETS, NET

Intangible assets and their related amortization are as follow:

	2016	2017
	December 31	September 30
	RMB	RMB
Trademark	3,071,480	3,260,160
Computer software	24,964,233	33,398,770
Less: accumulated amortization	(7,738,986)	(10,193,294)
Intangible assets, net	20,296,727	26,465,636

Amortization expense was RMB1,692,336 and RMB2,502,109 for the nine months ended September 30, 2016 and 2017 respectively.